INVENTORIES (Details Narrative) - Cost of sales [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision for impairment of inventories	$ 354,215	$ 1,385,512
Adjustments for inventories expense	$ 241,503	$ 1,060,259